ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 $ / shares shares	Dec. 14, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2021 USD ($) shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares	863,333				863,333				7,950,769
Fair value of warrants | $											$ 34,860,000
Exercise price of warrants (in dollars per share) | $ / shares									$ 0.25
Fair value of the warrant liability	¥ 0				$ 0	¥ 688
Gain (loss) in fair value changes of warrants liability	584	$ 84	¥ (10,327)	$ 1,415
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Fair value of the warrant liability	¥ 17,504				$ 14		$ 96
Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares	47,964				47,964				441,710
Exercise price of warrants (in dollars per share) | $ / shares									$ 4.5
Class A Ordinary Shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares								863,333		7,950,769	8,814,102
Exercise price of warrants (in dollars per share) | $ / shares								$ 6.24		$ 0.8
Class A Ordinary Shares | Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares								47,964		441,710	489,673
Exercise price of warrants (in dollars per share) | $ / shares								$ 112.32		$ 14.4